Profit/(Loss) For The Year (Continuing Operations)	12 Months Ended
Dec. 31, 2024
Profit or loss [Abstract]
PROFIT/(LOSS) FOR THE YEAR (continuing operations)
16.	PROFIT/(LOSS) FOR THE YEAR (continuing operations)

Profit/(loss) for the year has been arrived at after charging:

	Year ended December 31,
	2024	2023	2022
Cost of inventories recognized as expenses	40,546,553	26,377,223	78,408,598
Amortization of software	938,979	-	-
Taxes and surcharges	2,440	6,996	1,646
	41,487,972	26,384,219	78,410,244

Depreciation of property, plant and equipment	285,019	286,334	299,547
Amortization of other intangible assets and ROU assets	1,798,388	-	-
Provision of inventory obsolescence	-	-	39,778
Provision of bad debt allowance	-	-	53,991
	2,083,407	286,334	393,316